NOTES AND CONVERTIBLE NOTES PAYABLE - Summary of Convertible Notes and Senior Note Warrants Sold to Related Parties (Parenthetical) (Details)	Nov. 13, 2023	Jun. 16, 2023
David Seldin [Member] | Legacy Nuburu
Debt Conversion [Line Items]
Percentage of capital stock owned	5.00%	5.00%